Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	333-260701
Entity Registrant Name	Inter & Co, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Av Barbacena, 1.219, 22nd Floor
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30 190-131
Title of 12(b) Security	Class A common shares, par value of US$0.0000025 per share
Trading Symbol	INTR
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001864163
Document Financial Statement Error Correction [Flag]	false
Auditor [Line Items]
Auditor Name	KPMG Auditores Independentes Ltda.
Auditor Location	Belo Horizonte, Brazil
Auditor Firm ID	1124
Ordinary shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	117,037,105
Preference shares [member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	285,153,435
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Av Barbacena, 1.219, 22nd Floor
Entity Address, City or Town	Belo Horizonte
Entity Address, Country	BR
Entity Address, Postal Zip Code	30 190-131
City Area Code	+55 (31)
Local Phone Number	2138-7978
Contact Personnel Name	Santiago Horacio Stel
Contact Personnel Email Address	ir@inter.co